AQR FUNDS

AQR International Equity Fund

Supplement dated August 28, 2009 (“Supplement”)

to the Class N Prospectus dated January 1, 2009 (“Prospectus”)

of the AQR International Equity Fund (“Fund”)

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. Please review this important information carefully.

Effective August 28, 2009, AQR Capital Management, LLC (the “Adviser”), the Fund’s investment adviser, will make available certain additional information about the Fund on the AQR Funds website (www.aqrfunds.com). The Adviser will post monthly performance information relative to the Fund’s benchmark index, the MSCI EAFE Total Return Index with Net Dividends Unhedged. The performance information will be available on or about the fifth calendar day of each month. The Adviser will also post information about the Fund’s performance attribution, including contributors/detractors to Fund performance, the Fund’s country and sector exposures and the general characteristics about the Fund’s portfolio. The Fund’s performance attribution information will be available on or about the fifteenth calendar day of each month.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

AQR FUNDS

AQR International Equity Fund

Supplement dated August 28, 2009 (“Supplement”)

to the Class Y Prospectus dated January 1, 2009 (“Prospectus”)

of the AQR International Equity Fund (“Fund”)

This Supplement updates certain information contained in the above-dated Prospectus. You may obtain copies of the Fund’s Prospectus and Statement of Additional Information free of charge, upon request, by calling (866) 290-2688, or by writing to AQR Funds, P.O. Box 2248, Denver, CO 80201-2248. Please review this important information carefully.

On August 28, 2009, Class Y shares of the Fund will commence operations and will be available for purchase by eligible investors. Eligibility requirements are described on page 24 of the Fund’s Prospectus under the heading “Investing with the AQR Funds-Eligibility to Buy Class Y Shares.”

* * *

Effective August 28, 2009, AQR Capital Management, LLC (the “Adviser”), the Fund’s investment adviser, will make available certain additional information about the Fund on the AQR Funds website (www.aqrfunds.com). The Adviser will post monthly performance information relative to the Fund’s benchmark index, the MSCI EAFE Total Return Index with Net Dividends Unhedged. The performance information will be available on or about the fifth calendar day of each month. The Adviser will also post information about the Fund’s performance attribution, including contributors/detractors to Fund performance, the Fund’s country and sector exposures and the general characteristics about the Fund’s portfolio. The Fund’s performance attribution information will be available on or about the fifteenth calendar day of each month.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.